Research and Development - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Research and Development [Abstract]
Research and development costs	$ 365,703	$ 359,456	$ 316,181
Costs incurred in connection with research and development contracts	$ 43,658	$ 61,327	$ 40,277